Net Revenue - Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers [Abstract]
Trade accounts receivable	$ 4,231,924	$ 3,735,540
Contract liabilities	(344,423)	(273,223)
Total accounts receivable, net of advances	$ 3,887,501	$ 3,462,317